Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of share-based payments [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2021	$ 114,922,698	$ 6,733,118	$ (816,390)	$ (74,055,061)	$ 5,795,826	$ 52,580,191
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				34,684,554	(281,733)	34,402,821
Other comprehensive income/(loss) for the half-year, net of tax			3,140,181		554,291	3,694,472
Total comprehensive income for the year			3,140,181	34,684,554	272,558	38,097,293
Movement in non-controlling interest due to increase in issued capital of AKCM Pty Ltd			144,086	(3,029,108)	2,897,326	12,304
Movement in equity of Snow Lake Resources due to loss of control		(1,043,848)	(241,826)	3,898,683	(1,384,085)	1,228,924
Issue of shares for cash note 10	12,000,000					12,000,000
Exercise of performance rights (Note 13)	312,000					312,000
Share issue costs (note 16)	(1,521,439)					(1,521,439)
Share options expense for period (note 16)		1,457,000				1,457,000
Performance rights expense for period (note 16)		163,053				163,053
Total comprehensive income/(loss) for the half-year						38,097,293
Balance at Jun. 30, 2022	125,713,259	7,309,323	2,226,051	(38,500,932)	7,581,625	104,329,326
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				(11,484,091)	(87,149)	(11,571,240)
Other comprehensive income/(loss) for the half-year, net of tax			1,649,254		292,308	1,941,562
Issue of shares for cash note 10	19,059,988					19,059,988
Share issue costs (note 16)	(1,826,706)					(1,826,706)
Share options expense for period (note 16)		1,116,829				1,116,829
Performance rights expense for period (note 16)		300,076				300,076
Total comprehensive income/(loss) for the half-year			1,649,254	(11,484,091)	205,159	(9,629,678)
Options converted (Note 14)	40,130					40,130
Balance at Jun. 30, 2023	142,986,671	8,726,228	3,875,305	(49,985,023)	7,786,784	113,389,965
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				(9,143,311)	(51,229)	(9,194,540)
Other comprehensive income/(loss) for the half-year, net of tax			(1,307,958)		(234,939)	(1,542,897)
Share options expense for period (note 16)		401,582				401,582
Performance rights expense for period (note 16)		(304,927)				(304,927)
Total comprehensive income/(loss) for the half-year			(1,307,958)	(9,143,311)	(286,168)	(10,737,437)
Balance at Dec. 31, 2023	142,986,671	8,822,883	2,567,347	(59,128,334)	7,500,616	102,749,183
Balance at Jun. 30, 2023	142,986,671	8,726,228	3,875,305	(49,985,023)	7,786,784	113,389,965
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				(16,283,111)	(106,181)	(16,389,292)
Other comprehensive income/(loss) for the half-year, net of tax			53,609		7,882	61,491
Issue of shares for cash note 10	1,000,005					1,000,005
Share issue costs (note 16)	(14,282)					(14,282)
Share options expense for period (note 16)		798,798				798,798
Performance rights expense for period (note 16)		(463,129)				(463,129)
Total comprehensive income/(loss) for the half-year			53,609	(16,283,111)	(98,299)	(16,327,801)
Options converted (Note 14)	176					176
Balance at Jun. 30, 2024	143,972,570	9,061,897	3,928,914	(66,268,134)	7,688,485	98,383,732
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				(1,922,765)	(41,972)	(1,964,737)
Other comprehensive income/(loss) for the half-year, net of tax			2,746,568		498,652	3,245,220
Issue of shares for cash note 10	8,472,091					8,472,091
Share issue costs (note 16)	(1,404,784)					(1,404,784)
Total comprehensive income/(loss) for the half-year			2,746,568	(1,922,765)	456,680	1,280,483
Exercise of options (note 10)	1,250,083					1,250,083
Shares issued for services	323,395					323,395
Broker options (note 16)	(180,890)	180,890
Options expense (note 16)		(1,261,489)				(1,261,489)
Balance at Dec. 31, 2024	$ 152,432,465	$ 7,981,298	$ 6,675,482	$ (68,190,899)	$ 8,145,165	$ 107,043,511